Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill.
Schedule of movements on goodwill

	Marketing	Enterprise
	Solutions	Solutions	Total
Balance as of January 1, 2022	53,024	28,650	81,674
Impairment (Note 2(q))	(53,024)	(27,113)	(80,137)
Exchange differences	—	(1,537)	(1,537)
Balance as of December 31, 2022 and 2023	—	—	—